EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$717
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	717

Principal Amount[1]
	FIXED INCOME SECURITIES — 92.6%
	ARGENTINA — 1.4%
33,500,000	Argentina Treasury Bond BONCER 1.400%, 3/25/2023	668,913
	AUSTRALIA — 6.7%
2,050,000	Australia Government Bond 1.250%, 5/21/2032	1,187,003
1,000,000	BHP Billiton Finance Ltd. 5.625% (Euro 5-year interest swap rate + 480 basis points), 10/22/2079[2,3]	1,098,065
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	950,149
		3,235,217
	BRAZIL — 2.7%
7,200,000	Brazilian Government International Bond 10.250%, 1/10/2028	1,315,979
	CANADA — 9.5%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,086,381
1,500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	986,794
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,471,616
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,031,896
		4,576,687
	CHILE — 1.0%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	460,345
	COLOMBIA — 3.3%
8,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	1,593,689

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	DOMINICAN REPUBLIC — 1.3%
37,000,000	Dominican Republic International Bond 9.750%, 6/5/2026	$619,383
	GERMANY — 3.3%
33,700,000	Kreditanstalt fuer Wiederaufbau 4.400%, 7/25/2025	1,576,082
	IRELAND — 2.0%
1,000,000	Glencore Capital Finance DAC 0.500%, 9/7/2028[2]	963,688
	LUXEMBOURG — 1.8%
18,000,000	European Investment Bank 6.500%, 7/7/2027	872,150
	MALTA — 1.5%
7,250,000	Gaming Innovation Group PLC 10.993% (Stockholm Interbank Offered Rates 3 Month + 850 basis points), 6/11/2024[2,4,5]	710,608
	MEXICO — 7.5%
	Mexican Bonos
35,000,000	6.750%, 3/9/2023	1,849,434
15,000,000	5.750%, 3/5/2026	722,406
21,000,000	Petroleos Mexicanos 7.190%, 9/12/2024	1,035,502
		3,607,342
	NEW ZEALAND — 4.5%
1,000,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	855,123
2,000,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	1,282,754
		2,137,877
	NORWAY — 12.0%
	Aker A.S.A.
4,000,000	5.260% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 190 basis points), 11/22/2024[5]	403,242
5,000,000	6.275%, 9/27/2027	520,881
	City of Oslo Norway
14,000,000	2.300%, 3/14/2024	1,381,359
5,000,000	1.320%, 2/16/2028	447,491

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
10,000,000	DNB Bank A.S.A. 5.780% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230 basis points), 5/28/2030[2,5]	$1,007,609
7,100,000	Lime Petroleum A.S. 12.520% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/7/2025[2,4,5]	709,545
13,000,000	Norway Government Bond 3.000%, 3/14/2024[4]	1,299,889
		5,770,016
	PERU — 2.7%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,277,809
	PHILIPPINES — 4.3%
	Asian Development Bank
75,000,000	6.200%, 10/6/2026	897,487
100,000,000	6.150%, 2/25/2030	1,175,463
		2,072,950
	SINGAPORE — 6.2%
	Housing & Development Board
1,000,000	2.420%, 7/24/2023	754,902
1,000,000	2.320%, 1/24/2028	726,088
2,000,000	Singapore Government Bond 2.125%, 6/1/2026	1,483,483
		2,964,473
	SOUTH KOREA — 2.9%
20,500,000,000	Export-Import Bank of Korea 7.250%, 12/7/2024	1,387,891
	UNITED KINGDOM — 8.2%
1,000,000	BP Capital Markets PLC 3.250% (Euro 5-year interest swap rate + 388 basis points) [2,3,6]	1,015,166
	European Bank for Reconstruction & Development
40,000,000	2.000%, 2/5/2024	707,160
75,000,000	5.150%, 2/16/2024	895,102
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	326,956
1,000,000	Vodafone Group PLC 4.200% (Euro 5-year interest swap rate + 343 basis points), 10/3/2078[2,3]	1,011,133
		3,955,517

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2023 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES — 9.8%
34,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	$2,274,824
75,000,000	International Bank for Reconstruction & Development 6.000%, 1/16/2025	899,279
	International Finance Corp.
8,000,000,000	8.000%, 10/9/2023	543,010
20,000,000	7.000%, 7/20/2027	971,403
		4,688,516
	TOTAL FIXED INCOME SECURITIES
	(Cost $48,783,625)	44,455,132

Number of Shares
	SHORT-TERM INVESTMENTS — 5.1%
2,459,954	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.119% [7]	2,459,954
	Total Short-Term Investments
	(Cost $2,459,954)	2,459,954
	TOTAL INVESTMENTS — 97.7%
	(Cost $52,828,809)	46,915,803
	Other Assets in Excess of Liabilities — 2.3%	1,089,954
	TOTAL NET ASSETS — 100.0%	$48,005,757

PLC – Public Limited Company

*Non-income producing security.
[1]Local currency.
[2]Callable.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,670,191, which represents 7.65% of Net Assets.
[5]Floating rate security.
[6]Perpetual security. Maturity date is not applicable.
[7]The rate is the annualized seven-day yield at period end.